Consolidated Balance Sheets (Parentheticals) - $ / shares		Jul. 03, 2023	Nov. 03, 2022	Sep. 30, 2025	Sep. 30, 2024
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	[1]			$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized	[1]			800,000,000	800,000,000
Ordinary shares, shares issued	[1]			20,500,000	18,000,000
Ordinary shares, shares outstanding	[1]			20,500,000	18,000,000
Number of shares stock split		1-to-1.6	retroactive effect to the 112,500 for 1 stock split

[1]	Giving retroactive effect to the 112,500 for 1 stock split effected on November 3, 2022 and 1-to-1.6 stock split effected on July 3, 2023